SHARE OPTION PLANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Tranche 1 [Member]
Grant date	Nov. 08, 2005
Options outstanding	0	64,400
Number of options granted	0	0
Options exercised		(64,400)
Options cancelled/ forfeited/ expired	0	0
Options outstanding	0	0
Options vested and exercisable	0	0
Weighted average fair value at the grant date (USD)	$ 2.69
Tranche 2 [Member]
Grant date	Oct. 22, 2007
Options outstanding	5,000	5,000
Number of options granted	0	0
Options exercised		0
Options cancelled/ forfeited/ expired	0	0
Options outstanding	5,000	5,000
Options vested and exercisable	5,000	0
Weighted average fair value at the grant date (USD)	$ 4.55
Tranche 3 [Member]
Grant date	Mar. 28, 2008
Options outstanding	130,167	156,167
Number of options granted	0	0
Options exercised		(26,000)
Options cancelled/ forfeited/ expired	(5,667)	0
Options outstanding	124,500	130,167
Options vested and exercisable	124,500	130,167
Weighted average fair value at the grant date (USD)	$ 2.69
Tranche 4 [Member]
Grant date	Jun. 16, 2008
Options outstanding	10,000	10,000
Number of options granted	0	0
Options exercised		0
Options cancelled/ forfeited/ expired	0	0
Options outstanding	10,000	10,000
Options vested and exercisable	10,000	10,000
Weighted average fair value at the grant date (USD)	$ 3.42
Tranche 5 [Member]
Grant date	Jan. 04, 2010
Options outstanding	120,000	125,000
Number of options granted	0	0
Options exercised		0
Options cancelled/ forfeited/ expired	0	(5,000)
Options outstanding	120,000	120,000
Options vested and exercisable	120,000	120,000
Weighted average fair value at the grant date (USD)	$ 7.20
Tranche 6 [Member]
Grant date	Jan. 03, 2011
Options outstanding	120,000	0
Number of options granted	0	120,000
Options exercised		0
Options cancelled/ forfeited/ expired	(5,000)	0
Options outstanding	115,000	120,000
Options vested and exercisable	115,000	0
Weighted average fair value at the grant date (USD)	$ 6.08
Tranche 7 [Member]
Grant date	Jan. 03, 2012
Options outstanding	0	0
Number of options granted	365,000	0
Options exercised		0
Options cancelled/ forfeited/ expired	0	0
Options outstanding	365,000	0
Options vested and exercisable	365,000	0
Weighted average fair value at the grant date (USD)	$ 1.45